Segment information - Transition from adjusted EBITDA to reported EBITDA - Gains (losses) on disposal (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Gains (losses) on disposal of investments and activities	€ 17	€ (5)	€ 59
Fime [member]
Disclosure of operating segments [line items]
Gains (losses) on disposal of investments and activities			€ 49